Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 29,374	$ 22,938	$ 22,938
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	13,271	8,860	8,860
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	1,158	1,051	1,637
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Marketable securities, fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	325
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member]
Disclosure of financial assets [line items]
Financial assets		328	362
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	325	328	328
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets		0	34
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Long-term financial investments, fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	833
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member]
Disclosure of financial assets [line items]
Financial assets		723	1,275
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	31	36	36
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	802	687	1,073
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets		0	166
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,310	1,677	1,091
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	353
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	286
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	396		844
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	145		216
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	130		31
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	13,635	$ 11,350	11,350
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables and other current assets excluding pre-payments [member]
Disclosure of financial assets [line items]
Financial assets	11,024		10,650
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Accrued interest on debt securities and time deposits [member]
Disclosure of financial assets [line items]
Financial assets	12		1
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	2,087		125
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	$ 512		$ 574